Business Combination - 2016 Acquisitions of Network Partners (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($) shares	Jan. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Consideration:
Goodwill acquired				¥ 65,892	¥ 1,712,037
Gain on deemed disposal of equity method investments			$ 1,376	¥ 9,551	¥ 224,148
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO") | 2016 Acquisitions of Network Partners
Consideration:
Interest acquired (as a percent)		40.00%
Cash		¥ 30,660
Cash consideration		60,726
Goodwill acquired | $	$ 65,892
Fair value of the Group's existing equity interests at the time of acquisition		91,089
Gain on deemed disposal of equity method investments		¥ 9,551
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO") | 2016 Acquisitions of Network Partners | Ordinary shares
Consideration:
Ordinary shares issued as part of consideration (in shares) | shares	600,000	600,000
Share price (in dollars per share) | ¥ / shares		¥ 50.11